VIA EDGAR

February 29, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Baupost Fund (Reg. No. 33-35851)(811-6138) (the "Fund")

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 7 to the Fund's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on February 28, 1996.

Comments or questionss concerning this certificate may be directed to Bryan Chegwidden at (617) 951-7400.

Very truly yours,

THE BAUPOST FUND

By: /s/ Paul C. Gannon
        Paul C. Gannon
        Vice President